Shareholders' Equity - Issuance Costs (Details) - Compensation options to underwriters	12 Months Ended
Sep. 30, 2022 EquityInstruments $ / shares
Stockholder's Equity
Issued (in shares)	129,808
Exercise price	$ 5.20
Contractual term	2 years
Private Placement
Stockholder's Equity
Issued (in shares) | EquityInstruments	367,826
Exercise price	$ 4.60
Contractual term	2 years